Right-of-Use Assets	6 Months Ended
Jun. 30, 2024
Right-of-use Assets [Abstract]
Right-of-use Assets
10.	Right-of-use Assets

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at June 30, 2024 are as follows:

Office lease
Balance, December 31, 2022	$324,070
Amortization	(205,424)
Movement in exchange rates	3,336
Balance, December 31, 2023	121,982
Amortization	(102,051)
Movement in exchange rates	(3,044)
Balance, June 30, 2024	$16,887

During the six months ended June 30, 2024, the Company recorded amortization on its right-of-use assets of $102,051 (2023 – $102,840).